Expense Example - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Industrials Portfolio - VIP Industrials Portfolio - Investor Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 76
3 years	237
5 years	411
10 years	$ 918